Withholding Taxes Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Withholding Taxes Receivables, Net [Abstract]
Schedule of Withholding Tax Receivables, Net
	As of December 31,
	2025	2024
Balance at January 1,	$2,361,786	$2,224,846
Addition	780,352	771,906
Collection	-	(625,052)
Provision for receivables	(149,838)	(4,339)
Exchange difference	235,826	(5,575)
Balance at December 31,	$3,228,126	$2,361,786

Schedule of Current and Non Current Portion of Tax Receivables
	As of December 31,
	2025	2024
Current portion	$902,845	$393,960
Non-current portion	2,325,281	1,967,826
Withholding taxes receivables, net	$3,228,126	$2,361,786